Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flow (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	¥ (5,666,538)	$ (889,203)	¥ (2,055,697)	¥ (964,275)
Net cash used in investing activities	(4,065,340)	(637,941)	(1,021,219)	(185,629)
Net cash generated from financing activities	9,042,640	1,418,988	3,656,665	1,676,274
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(90,778)	(14,245)	(67,860)	34,670
Net increase/(decrease) in cash and cash equivalents and restricted cash	(780,016)	(122,401)	511,889	561,040
Cash and cash equivalents and restricted cash at the beginning of the year	1,450,448	227,607	938,559	377,519
Cash and cash equivalents and restricted cash at the end of the year	670,432	105,206	1,450,448	938,559
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	(4,066)	(638)	7,564	24,414
Net cash used in investing activities	(7,713,202)	(1,210,370)	(1,957,689)	(1,663,826)
Net cash generated from financing activities	7,215,688	1,132,299	2,281,673	1,340,157
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(25,625)	(4,021)	(41,844)	20,632
Net increase/(decrease) in cash and cash equivalents and restricted cash	(527,205)	(82,730)	289,704	(278,623)
Cash and cash equivalents and restricted cash at the beginning of the year	551,705	86,575	262,001	540,624
Cash and cash equivalents and restricted cash at the end of the year	¥ 24,500	$ 3,845	¥ 551,705	¥ 262,001